Financial instruments with off-Balance Sheet credit risk, whose contract amounts represent potential credit risk (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Commitments To Extend Credit Member | Credit Card [Member]
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Fair Value Disclosure Offbalance Sheet Risks Face Amount Asset	$ 4,450,284	$ 4,594,676
Commitments To Extend Credit Member | Commercial Line Of Credit [Member]
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Fair Value Disclosure Offbalance Sheet Risks Face Amount Asset	2,415,843	2,569,377
Commitments To Extend Credit Member | Other Loan Commitments [Member]
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Fair Value Disclosure Offbalance Sheet Risks Face Amount Asset	269,225	326,874
Commercial Letters Of Credit [Member]
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Fair Value Disclosure Offbalance Sheet Risks Face Amount Asset	2,820	3,059
Standby Letters of Credit [Member]
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Fair Value Disclosure Offbalance Sheet Risks Face Amount Asset	46,362	78,948
Mortgage Loan Commitments [Member]
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Fair Value Disclosure Offbalance Sheet Risks Face Amount Asset	$ 25,919	$ 47,722